Dividends - Dividends to shareholders of the parent company (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0	$ 0.51	$ 0.51
Dividends paid on ordinary shares	$ 0	$ 10,269	$ 10,187
Settled in scrip	0	2,687	1,494
Dividends on preference shares classified as equity	$ 1,331	$ 11,683	$ 11,547
Preference shares
Dividends Payable [Line Items]
Dividends on preference shares classified as equity (in dollars per share)	$ 62.00	$ 62.00	$ 62.00
Dividends on preference shares classified as equity	$ 90	$ 90	$ 90
Other equity instruments
Dividends Payable [Line Items]
Dividends on preference shares classified as equity	$ 1,241	$ 1,324	$ 1,270
– fourth interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0	$ 0.21	$ 0.21
Dividends paid on ordinary shares	$ 0	$ 4,206	$ 4,197
Settled in scrip	$ 0	$ 1,160	$ 393
– first interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0	$ 0.10	$ 0.10
Dividends paid on ordinary shares	$ 0	$ 2,013	$ 2,008
Settled in scrip	$ 0	$ 375	$ 213
– second interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0	$ 0.10	$ 0.10
Dividends paid on ordinary shares	$ 0	$ 2,021	$ 1,990
Settled in scrip	$ 0	$ 795	$ 181
– third interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0	$ 0.10	$ 0.10
Dividends paid on ordinary shares	$ 0	$ 2,029	$ 1,992
Settled in scrip	$ 0	$ 357	$ 707